SUPPLEMENTAL GUARANTOR INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Condensed Consolidating Balance Sheet

CONDENSED CONSOLIDATING BALANCE SHEET

JUNE 30, 2013

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$186,881	$723	$61,927	$—	$249,531
Short term investments	—	—	—	—	—
Receivables	1,414	9,300	53,893	—	64,607
Ore on leach pad	—	28,880	—	—	28,880
Metal and other inventory	—	34,933	113,353	—	148,286
Deferred tax assets	—	—	2,620	—	2,620
Restricted Assets	—	—	660	—	660
Prepaid expenses and other	3,384	8,480	6,081	—	17,945

	191,679	82,316	238,534	—	512,529

Non-Current Assets
Property, plant and equipment, net	1,700	203,350	455,283	—	660,333
Mining properties, net	—	297,594	2,060,095	—	2,357,689
Ore on leach pad, non-current portion	—	26,861	—	—	26,861
Restricted assets	18,682	60	5,726	—	24,468
Marketable securities	16,008	—	—	—	16,008
Receivables, non-current portion	—	—	38,539	—	38,539
Debt issuance costs, net	11,890	—	—	—	11,890
Deferred tax assets	955	—	14	—	969
Net investment in subsidiaries	1,878,855	—	1,578,799	(3,457,654)	—
Other	52,443	14,717	318,635	(368,365)	17,430

Total Assets	$2,172,212	$624,898	$4,695,625	$(3,826,019)	$3,666,716

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts payable	$2,379	$16,948	$38,119	$—	$57,446
Accrued liabilities and other	2,309	2,254	4,806	—	9,369
Accrued income taxes	34	—	8,628	—	8,662
Accrued payroll and related benefits	3,231	4,312	8,033	—	15,576
Accrued interest payable	10,222	4	1,033	(1,022)	10,237
Current portion of capital leases and other debt obligations	—	2,421	307,714	(304,650)	5,485
Current portion of royalty obligation	—	2,911	41,694	—	44,605
Current portion of reclamation and mine closure	—	—	1,068	(595)	473
Deferred tax liability	—	—	121	—	121

	18,175	28,850	411,216	(306,267)	151,974

Non-Current Liabilities
Long-term debt and capital leases	305,333	312	63,625	(62,692)	306,578
Non-current portion of royalty obligation	—	19,135	67,169	—	86,304
Reclamation and mine closure	—	24,009	11,104	595	35,708
Deferred income taxes	118,743	—	592,807	—	711,550
Other long term liabilities	955	705	21,450	—	23,110
Intercompany payable (receivable)	(622,486)	392,288	230,198	—	—

	(197,455)	436,449	986,353	(62,097)	1,163,250

Stockholders’ Equity
Common stock	1,016	350	120,848	(121,198)	1,016
Additional paid-in capital	2,770,953	107,734	3,235,572	(3,343,306)	2,770,953
Accumulated deficit	(418,926)	51,515	(58,364)	6,849	(418,926)
Accumulated other comprehensive loss	(1,551)	—	—	—	(1,551)

Total Liabilities and Stockholders’ Equity	$2,172,212	$624,898	$4,695,625	$(3,826,019)	$3,666,716

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2012

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$86,788	$400	$38,252	$—	$125,440
Short term investments	999	—	—	—	999
Receivables	8,520	7,643	46,275	—	62,438
Ore on leach pad	—	22,991	—	—	22,991
Metal and other inventory	—	45,906	124,764	—	170,670
Deferred tax assets	—	—	2,458	—	2,458
Restricted Assets	—	—	396	—	396
Prepaid expenses and other	3,395	5,947	11,448	—	20,790

Total Current Assets	99,702	82,887	223,593	—	406,182

Non-Current Assets
Property, plant and equipment, net	4,183	208,857	470,820	—	683,860
Mining properties, net	—	301,506	1,690,445	—	1,991,951
Ore on leach pad, non-current portion	—	21,356	—	—	21,356
Restricted assets	18,922	60	5,988	—	24,970
Marketable securities	27,065	—	—	—	27,065
Receivables, non-current portion	—	—	48,767	—	48,767
Debt issuance costs, net	3,713	—	—	—	3,713
Deferred tax assets	955	—	—	—	955
Net investment in subsidiaries	1,553,434	—	1,285,862	(2,839,296)	—
Other	39,120	12,360	318,330	(357,228)	12,582

Total Assets	$1,747,094	$627,026	$4,043,805	$(3,196,524)	$3,221,401

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts payable	$2,954	$17,211	$37,317	$—	$57,482
Accrued liabilities and other	1,418	4,014	4,570	—	10,002
Accrued income taxes	257	—	26,851	—	27,108
Accrued payroll and related benefits	7,477	8,158	5,671	—	21,306
Accrued interest payable	463	5	1,002	(992)	478
Current portion of capital leases and other debt obligations	48,081	3,013	309,539	(304,650)	55,983
Current portion of royalty obligation	—	—	65,104	—	65,104
Current portion of reclamation and mine closure	—	—	1,445	(777)	668
Deferred tax liability	—	—	121	—	121

	60,650	32,401	451,620	(306,419)	238,252

Non-Current Liabilities
Long-term debt and capital leases	—	1,675	53,367	(51,582)	3,460
Non-current portion of royalty obligation	—	—	141,879	—	141,879
Reclamation and mine closure	—	23,149	10,744	777	34,670
Deferred income taxes	115,425	—	462,063	—	577,488
Other long term liabilities	955	8,086	18,331	—	27,372
Intercompany payable (receivable)	(628,216)	390,480	237,736	—	—

	(511,836)	423,390	924,120	(50,805)	784,869

Stockholders’ Equity
Common stock	903	350	22,760	(23,110)	903
Additional paid-in capital	2,601,254	107,734	2,748,173	(2,855,907)	2,601,254
Accumulated deficit	(396,156)	63,151	(102,868)	39,717	(396,156)
Accumulated other comprehensive loss	(7,721)	—	—	—	(7,721)

Total Liabilities and Stockholders’ Equity	$1,747,094	$627,026	$4,043,805	$(3,196,524)	$3,221,401

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2012

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$86,788	$400	$38,252	$—	$125,440
Short term investments	999	—	—	—	999
Receivables	8,520	7,643	46,275	—	62,438
Ore on leach pad	—	22,991	—	—	22,991
Metal and other inventory	—	45,906	124,764	—	170,670
Deferred tax assets	—	—	2,458	—	2,458
Restricted Assets	—	—	396	—	396
Prepaid expenses and other	3,395	5,947	11,448	—	20,790

	99,702	82,887	223,593	—	406,182

Non-Current Assets
Property, plant and equipment, net	4,183	208,857	470,820	—	683,860
Mining properties, net	—	301,506	1,690,445	—	1,991,951
Ore on leach pad, non-current portion	—	21,356	—	—	21,356
Restricted assets	18,922	60	5,988	—	24,970
Marketable securities	27,065	—	—	—	27,065
Receivables, non-current portion	—	—	48,767	—	48,767
Debt issuance costs, net	3,713	—	—	—	3,713
Deferred tax assets	955	—	—	—	955
Net investment in subsidiaries	1,553,434	—	1,285,862	(2,839,296)	—
Other	39,120	12,360	318,330	(357,228)	12,582

Total Assets	$1,747,094	$627,026	$4,043,805	$(3,196,524)	$3,221,401

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts payable	$2,954	$17,211	$37,317	$—	$57,482
Accrued liabilities and other	1,418	4,014	4,570	—	10,002
Accrued income taxes	257	—	26,851	—	27,108
Accrued payroll and related benefits	7,477	8,158	5,671	—	21,306
Accrued interest payable	463	5	1,002	(992)	478
Current portion of debt and capital leases	48,081	3,013	309,539	(304,650)	55,983
Current portion of royalty obligation	—	—	65,104	—	65,104
Current portion of reclamation and mine closure	—	—	1,445	(777)	668
Deferred tax liability	—	—	121	—	121

	60,650	32,401	451,620	(306,419)	238,252

Non-Current Liabilities
Long-term debt and capital leases	—	1,675	53,367	(51,582)	3,460
Non-current portion of royalty obligation	—	—	141,879	—	141,879
Reclamation and mine closure	—	23,149	10,744	777	34,670
Deferred tax liabilities	115,425	—	462,063	—	577,488
Other long term liabilities	955	8,086	18,331	—	27,372
Intercompany payable (receivable)	(628,216)	390,480	237,736	—	—

	(511,836)	423,390	924,120	(50,805)	784,869

COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity
Common stock	903	350	22,760	(23,110)	903
Additional paid-in capital	2,601,254	107,734	2,748,173	(2,855,907)	2,601,254
Accumulated deficit	(396,156)	63,151	(102,868)	39,717	(396,156)
Accumulated other comprehensive loss	(7,721)	—	—	—	(7,721)

Total Liabilities and Shareholders’ Equity	$1,747,094	$627,026	$4,043,805	$(3,196,524)	$3,221,401

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2011

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$85,672	$433	$88,907	$—	$175,012
Short term investments	20,254	—	—	—	20,254
Receivables	8,697	13,251	61,549	—	83,497
Ore on leach pad	—	27,252	—	—	27,252
Metal and other inventory	—	19,302	113,479	—	132,781
Deferred tax assets	—	—	1,869	—	1,869
Restricted Assets	—	—	60	—	60
Prepaid expenses and other	3,803	7,323	13,092	—	24,218

	118,426	67,561	278,956	—	464,943

Non-Current Assets
Property, plant and equipment, net	3,420	202,311	481,945	—	687,676
Mining properties, net	—	309,287	1,691,740	—	2,001,027
Ore on leach pad, non-current portion	—	6,679	—	—	6,679
Restricted assets	18,904	4,705	5,302	—	28,911
Marketable securities	19,844	—	—	—	19,844
Receivables, non-current portion	—	—	40,314	—	40,314
Debt issuance costs, net	434	1,455	—	—	1,889
Deferred tax assets	—	—	263	—	263
Net investment in subsidiaries	1,437,711	—	1,285,863	(2,723,574)	—
Other	35,867	6,023	318,533	(347,528)	12,895

Total Assets	$1,634,606	$598,021	$4,102,916	$(3,071,102)	$3,264,441

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts payable	$1,433	$17,697	$59,460	$—	$78,590
Accrued liabilities and other	3,467	3,938	5,721	—	13,126
Accrued income taxes	—	—	47,803	—	47,803
Accrued payroll and related benefits	7,125	5,470	3,645	—	16,240
Accrued interest payable	461	16	1,043	(961)	559
Current portion of debt and capital leases	—	19,418	313,184	(300,000)	32,602
Current portion of royalty obligation	—	—	61,721	—	61,721
Current portion of reclamation and mine closure	—	—	7	1,380	1,387
Deferred tax liability	—	—	53	—	53

	12,486	46,539	492,637	(299,581)	252,081

Non-Current Liabilities
Long-term debt and capital leases	45,544	65,082	51,801	(46,566)	115,861
Non-current portion of royalty obligation	—	—	169,788	—	169,788
Reclamation and mine closure	—	21,591	12,162	(1,382)	32,371
Deferred tax liabilities	110,195	—	417,378	—	527,573
Other long term liabilities	2,274	18,698	9,074	—	30,046
Intercompany payable (receivable)	(672,614)	304,089	368,525	—	—

	(514,601)	409,460	1,028,728	(47,948)	875,639

COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity
Common stock	897	350	7,301	(7,651)	897
Additional paid-in capital	2,585,632	102,316	2,692,055	(2,794,371)	2,585,632
Accumulated deficit	(444,833)	39,356	(117,805)	78,449	(444,833)
Accumulated other comprehensive loss	(4,975)	—	—	—	(4,975)

Total Liabilities and Shareholders’ Equity	$1,634,606	$598,021	$4,102,916	$(3,071,102)	$3,264,441

Condensed Consolidating Income Statement

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

THREE MONTHS ENDED JUNE 30, 2013

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Sales of metal	$—	$65,754	$138,771	$—	$204,525
Production costs applicable to sales	—	(53,207)	(89,717)	—	(142,924)
Depreciation, depletion and amortization	(231)	(15,589)	(41,833)	—	(57,653)

Gross Profit	(231)	(3,042)	7,221	—	3,948

COSTS AND EXPENSES
General and administrative	12,617	1,375	1,034	—	15,026
Exploration	314	1,398	5,062	—	6,774
Litigation Settlement		32,046			32,046
Loss on impairment and other	—	—	86	—	86
Pre-development, care, maintenance, and other	—	698	275	—	973

Total costs and expenses	12,931	35,517	6,457	—	54,905

OPERATING INCOME (LOSS)	(13,162)	(38,559)	764	—	(50,957)

OTHER INCOME AND EXPENSE
Fair value adjustments, net	(662)	6,350	61,066	—	66,754
Other than temporary impairment of marketable sec.	(17,192)	—	—	—	(17,192)
Interest and other, net	1,309	241	(247)	(884)	419
Interest expense, net of capitalized interest	(6,623)	(100)	(5,091)	884	(10,930)

Total other income and expense, net	(23,168)	6,491	55,728	—	39,051

INCOME (LOSS) BEFORE INCOME TAXES	(36,330)	(32,068)	56,492	—	(11,906)
Income tax provision	(824)	(191)	(22,119)	—	(23,134)

Total income (loss) after taxes	(37,154)	(32,259)	34,373	—	(35,040)

Equity income (loss) in consolidated subsidiaries	2,114	—	—	(2,114)	—

NET INCOME (LOSS)	$(35,040)	$(32,259)	$34,373	$(2,114)	$(35,040)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

THREE MONTHS ENDED JUNE 30, 2012

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Sales of metal	$—	$55,277	$199,129	$—	$254,406
Production costs applicable to sales	—	(36,857)	(94,966)	—	(131,823)
Depreciation, depletion and amortization	(131)	(11,780)	(49,113)	—	(61,024)

Gross Profit	(131)	6,640	55,050	—	61,559

COSTS AND EXPENSES
General and administrative	7,989	432	173	—	8,594
Exploration	212	1,782	4,311	—	6,305
Loss on impairment and other	—	—	4,813	—	4,813
Pre-development, care, maintenance, and other	—	276	(3)	—	273

Total costs and expenses	8,201	2,490	9,294	—	19,985

OPERATING INCOME (LOSS)	(8,332)	4,150	45,756	—	41,574

OTHER INCOME AND EXPENSE
Fair value adjustments, net	(254)	2,187	14,106	—	16,039
Interest and other income, net	2,176	325	(4,495)	(1,227)	(3,221)
Interest expense, net of capitalized interest	(940)	(908)	(6,936)	1,227	(7,557)

Total other income and expense, net	982	1,604	2,675	—	5,261

INCOME (LOSS) BEFORE INCOME TAXES	(7,350)	5,754	48,431	—	46,835
Income tax benefit (provision)	(388)	—	(23,474)	—	(23,862)

Total income (loss) after taxes	(7,738)	5,754	24,957	—	22,973

Equity income (loss) in consolidated subsidiaries	30,711	—	—	(30,711)	—

NET INCOME (LOSS)	$22,973	$5,754	$24,957	$(30,711)	$22,973

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2013

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Sales of metal	$—	$144,502	$231,820	$—	$376,322
Production costs applicable to sales	—	(98,274)	(133,434)	—	(231,708)
Depreciation, depletion, and amortization	(450)	(31,160)	(76,479)	—	(108,089)

Gross Profit	(450)	15,068	21,907	—	36,525

COSTS AND EXPENSES
General and administrative	22,354	1,542	1,357	—	25,253
Exploration	663	2,862	10,090	—	13,615
Litigation settlement		32,046			32,046
Loss on impairment and other	—	—	205	—	205
Pre-development, care, maintenance, and other	—	698	4,760	—	5,458

Total costs and expenses	23,017	37,148	16,412	—	76,577

OPERATING INCOME (LOSS)	(23,467)	(22,080)	5,495	—	(40,052)

OTHER INCOME AND EXPENSE
Fair value adjustments, net	(1,522)	10,577	75,495	—	84,550
Other than temporary impairment of marketable sec.	(17,227)	—	—	—	(17,227)
Interest and other, net	2,208	475	3,316	(1,724)	4,275
Interest expense, net of capitalized interest	(12,320)	(364)	(9,702)	1,724	(20,662)

Total other income and expense, net	(28,861)	10,688	69,109	—	50,936

INCOME (LOSS) BEFORE INCOME TAXES	(52,328)	(11,392)	74,604	—	10,884
Income tax benefit (provision)	(3,310)	(246)	(30,098)	—	(33,654)

Total income (loss) after taxes	(55,638)	(11,638)	44,506	—	(22,770)

Equity income (loss) in consolidated subsidiaries	32,868	—	—	(32,868)	—

NET INCOME (LOSS)	$(22,770)	$(11,638)	$44,506	$(32,868)	$(22,770)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2012

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Sales of metal	$—	$84,412	$374,558	$—	$458,970
Production costs applicable to sales	—	(63,513)	(160,864)	—	(224,377)
Depreciation, depletion and amortization	(248)	(20,026)	(93,342)	—	(113,616)

Gross Profit	(248)	873	120,352	—	120,977

COSTS AND EXPENSES
General and administrative	15,035	766	389	—	16,190
Exploration	818	2,941	9,113	—	12,872
Loss on impairment and other	—	—	4,813	—	4,813
Pre-development, care, maintenance, and other	—	1,303	38	—	1,341

Total costs and expenses	15,853	5,010	14,353	—	35,216

OPERATING INCOME (LOSS)	(16,101)	(4,137)	105,999	—	85,761

OTHER INCOME AND EXPENSE
Fair value adjustments, net	2,795	1,636	(11,505)	—	(7,074)
Interest and other, net	3,670	784	199	(2,867)	1,786
Interest expense, net of capitalized interest	(1,901)	(1,808)	(13,385)	2,867	(14,227)

Total other income and expense, net	4,564	612	(24,691)	—	(19,515)

INCOME (LOSS) BEFORE INCOME TAXES	(11,537)	(3,525)	81,308	—	66,246
Income tax benefit (provision)	(3,524)	—	(35,774)	—	(39,298)

Total income (loss) after taxes	(15,061)	(3,525)	45,534	—	26,948

Equity income (loss) in consolidated subsidiaries	42,009	—	—	(42,009)	—

NET INCOME (LOSS)	$26,948	$(3,525)	$45,534	$(42,009)	$26,948

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Sales of metal	$—	$243,380	$652,112	$—	$895,492
Production costs applicable to sales	—	(161,346)	(295,411)	—	(456,757)
Depreciation, depletion, and amortization	(521)	(49,750)	(168,586)	—	(218,857)

Gross Profit	(521)	32,284	188,115	—	219,878
COSTS AND EXPENSES
Administrative and general	30,699	1,101	1,177	—	32,977
Exploration	1,946	7,930	16,394	—	26,270
Loss on impairment	—	—	5,825	—	5,825
Pre-development, care, maintenance, and other	—	(362)	1,623	—	1,261

Total costs and expenses	32,645	8,669	25,019	—	66,333

OPERATING INCOME	(33,166)	23,615	163,096	—	153,545

OTHER INCOME AND EXPENSE, NET
Loss on debt extinguishments	—	(1,036)	—	—	(1,036)
Fair value adjustments, net	3,477	4,089	(31,053)	—	(23,487)
Interest and other income, net	5,135	861	13,073	(4,633)	14,436
Interest expense, net of capitalized interest	(4,158)	(2,997)	(23,647)	4,633	(26,169)

Total other income and expense, net	4,454	917	(41,627)	—	(36,256)

INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES	(28,712)	24,532	121,469	—	117,289
Income (provision) tax benefit	(3,844)	(735)	(64,033)	—	(68,612)

Total income (loss) from continuing operations	(32,556)	23,797	57,436	—	48,677

Equity income (loss) in consolidated subsidiaries	81,229	—	—	(81,229)	—

NET INCOME (LOSS)	$48,673	$23,797	$57,436	$(81,229)	$48,677

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Sales of metal	$—	$208,517	$812,683	$—	$1,021,200
Production costs applicable to sales	—	(129,929)	(290,027)	—	(419,956)
Depreciation, depletion, and amortization	(450)	(38,670)	(185,380)	—	(224,500)

Gross Profit	(450)	39,918	337,276	—	376,744
COSTS AND EXPENSES
Administrative and general	28,407	937	2,035	—	31,379
Exploration	1,504	3,754	13,870	—	19,128
Pre-development, care, maintenance, and other	—	19,311	130	—	19,441

Total costs and expenses	29,911	24,002	16,035	—	69,948
OPERATING INCOME	(30,361)	15,916	321,241	—	306,796
OTHER INCOME AND EXPENSE, NET
Loss on debt extinguishments	(5,526)	—	—	—	(5,526)
Fair value adjustments, net	(3,566)	(8,438)	(40,046)	—	(52,050)
Interest and other income, net	8,871	1,170	(7,372)	(9,279)	(6,610)
Interest expense, net of capitalized interest	(6,328)	(4,910)	(32,815)	9,279	(34,774)

Total other income and expense, net	(6,549)	(12,178)	(80,233)	—	(98,960)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES	(36,910)	3,738	241,008	—	207,836
Income tax (provision) benefit	(20,904)	(31)	(93,402)	—	(114,337)

Total income (loss) from continuing operations	(57,814)	3,707	147,606	—	93,499

Equity income (loss) in consolidated subsidiaries	151,313	—	—	(151,313)	—

NET INCOME (LOSS)	$93,499	$3,707	$147,606	$(151,313)	$93,499

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Sales of metal	$—	$77,951	$437,506	$—	$515,457
Production costs applicable to sales	—	(38,803)	(218,833)	—	(257,636)
Depreciation, depletion, and amortization	(500)	(19,448)	(121,671)	—	(141,619)

Gross Profit	(500)	19,700	97,002	—	116,202
COSTS AND EXPENSES
Administrative and general	23,138	112	926	—	24,176
Exploration	2,019	1,249	10,981	—	14,249
Pre-development, care, maintenance, and other	—	2,000	877	—	2,877

Total costs and expenses	25,157	3,361	12,784	—	41,302
OPERATING INCOME	(25,657)	16,339	84,218	—	74,900
OTHER INCOME AND EXPENSE
Loss on debt extinguishments	(20,300)	—	—	—	(20,300)
Fair value adjustments, net	(4,605)	(13,783)	(98,706)	—	(117,094)
Interest and other income, net	10,577	1,216	(906)	(10,116)	771
Interest expense, net of capitalized interest	(7,368)	(1,591)	(32,444)	10,461	(30,942)

Total other income and expense, net	(21,696)	(14,158)	(132,056)	345	(167,565)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES	(47,353)	2,181	(47,838)	345	(92,665)
Income tax benefit (provision)	16,367	(8)	(6,878)	—	9,481

Income (Loss) from continuing operations	(30,986)	2,173	(54,716)	345	(83,184)
Loss from discontinued operations	—	—	(5,684)	(345)	(6,029)
Loss on sale of net assets of discontinued operations	(2,090)	(5)	—	—	(2,095)

Total income (loss) from continuing operations	(33,076)	2,168	(60,400)	—	(91,308)

Equity income (loss) in consolidated subsidiaries	(58,232)	—	—	58,232	—

NET INCOME (LOSS)	$(91,308)	$2,168	$(60,400)	$58,232	$(91,308)

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEAR ENDED DECEMBER 31, 2010

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
NET INCOME (LOSS)	$(91,308)	$2,168	$(60,400)	$58,232	$(91,308)
OTHER COMPREHENSIVE INCOME (LOSS) net of tax:
Unrealized loss on available for sale securities, net	(5)	—	—	—	(5)

Other comprehensive income (loss)	(5)	—	—	—	(5)

COMPREHENSIVE INCOME (LOSS)	$(91,313)	$2,168	$(60,400)	$58,232	$(91,313)

Consolidated Statements of Comprehensive Income (Loss)

CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

THREE MONTHS ENDED JUNE 30, 2013

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
NET INCOME (LOSS)	$(35,040)	$(32,259)	$34,373	$(2,114)	$(35,040)
OTHER COMPREHENSIVE INCOME (LOSS) net of tax:
Unrealized loss on available for sale securities, net	(7,491)	—	—	—	(7,491)
Reclassification adjustments for losses included in net income	17,192	—	—	—	17,192

Other comprehensive income (loss)	9,701	—	—	—	9,701

COMPREHENSIVE INCOME (LOSS)	$(25,339)	$(32,259)	$34,373	$(2,114)	$(25,339)

CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

THREE MONTHS ENDED JUNE 30, 2012

NET INCOME (LOSS)	$(22,770)	$(11,638)	$44,506	$(32,868)	$(22,770)
OTHER COMPREHENSIVE INCOME (LOSS) net of tax:
Unrealized loss on Available for sale securities	(11,057)	—	—	—	(11,057)
Reclassification adjustments for losses included in net income	17,227	—	—	—	17,227

Other comprehensive income (loss)	6,170	—	—	—	6,170

COMPREHENSIVE INCOME (LOSS)	$(16,600)	$(11,638)	$44,506	$(32,868)	$(16,600)

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

SIX MONTHS ENDED JUNE 30, 2013

NET INCOME (LOSS)	$(22,770)	$(11,638)	$44,506	$(32,868)	$(22,770)
OTHER COMPREHENSIVE INCOME (LOSS) net of tax:
Unrealized loss on Available for sale securities	(11,057)	—	—	—	(11,057)
Reclassification adjustments for losses included in net income	17,227	—	—	—	17,227

Other comprehensive income (loss)	6,170	—	—	—	6,170

COMPREHENSIVE INCOME (LOSS)	$(16,600)	$(11,638)	$44,506	$(32,868)	$(16,600)

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

SIX MONTHS ENDED JUNE 30, 2012

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

NET INCOME (LOSS)	$26,948	$(3,525)	$45,534	$(42,009)	$26,948

OTHER COMPREHENSIVE INCOME (LOSS) net of tax:
Unrealized loss on available for sale securities	(5,252)	—	—	—	(5,252)

Other comprehensive income (loss)	(5,252)	—	—	—	(5,252)

COMPREHENSIVE INCOME (LOSS)	$21,696	$(3,525)	$45,534	$(42,009)	$21,696

 CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEAR ENDED DECEMBER 31, 2012

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
NET INCOME (LOSS)	$48,673	$23,797	$57,436	$(81,229)	$48,677
OTHER COMPREHENSIVE INCOME (LOSS) net of tax:
Unrealized loss on available for sale securities, net	(2,746)	—	—	—	(2,746)

Other comprehensive income (loss)	(2,746)	—	—	—	(2,746)

COMPREHENSIVE INCOME (LOSS)	$45,927	$23,797	$57,436	$(81,229)	$45,931

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEAR ENDED DECEMBER 31, 2011

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
NET INCOME (LOSS)	$93,499	$3,707	$147,606	$(151,313)	$93,499
OTHER COMPREHENSIVE INCOME (LOSS) net of tax:
Unrealized loss on available for sale securities, net	(4,975)	—	—	—	(4,975)

Other comprehensive income (loss)	(4,975)	—	—	—	(4,975)

COMPREHENSIVE INCOME (LOSS)	$88,524	$3,707	$147,606	$(151,313)	$88,524

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEAR ENDED DECEMBER 31, 2010

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
NET INCOME (LOSS)	$(91,308)	$2,168	$(60,400)	$58,232	$(91,308)
OTHER COMPREHENSIVE INCOME (LOSS) net of tax:
Unrealized loss on available for sale securities, net	(5)	—	—	—	(5)

Other comprehensive income (loss)	(5)	—	—	—	(5)

COMPREHENSIVE INCOME (LOSS)	$(91,313)	$2,168	$(60,400)	$58,232	$(91,313)

Condensed Consolidating Statement of Cash Flows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

THREE MONTHS ENDED JUNE 30, 2013

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows From Operating Activities
Cash provided by operating activities	$(4,115)	$3,768	$65,798	$(2,113)	$63,338

Cash Flows From Investing Activities
Purchase of short term investments and marketable securities	—	(23)	(660)	—	(683)
Proceeds from sales and maturities of short term investments, marketable securities	1,498	24	—	—	1,522
Capital expenditures	(129)	(14,003)	(13,069)	—	(27,201)
Acquisition of Orko Silver Corporation	(107,249)	—	3,488	2,113	(101,648)
Other	(18)	205	67	—	254

Cash provided by (used in) investing activities	(105,898)	(13,797)	(10,174)	2,113	(127,756)

Cash Flows From Financing Activities
Payments on long-term debt, capital leases, and associated costs	—	(715)	(1,142)	—	(1,857)
Payments on gold lease obligation	—	—	(15,480)	—	(15,480)
Net intercompany borrowings (repayments)	(11,666)	11,183	483	—	—
Other	(25)	—	—	—	(25)

Cash provided by (used in) financing activities	(11,691)	10,468	(16,139)	—	(17,362)

Increase (decrease) in cash and cash equivalents	(121,704)	439	39,485	—	(81,780)
Cash and cash equivalents at beginning of period	308,585	284	22,442	—	331,311

Cash and cash equivalents at end of period	$186,881	$723	$61,927	$—	$249,531

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

THREE MONTHS ENDED JUNE 30, 2012

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows From Operating Activities
Cash provided by operating activities	$26,729	$(2,913)	$120,097	$(30,710)	$113,203

Cash Flows From Investing Activities
Purchase of short term investments and marketable securities	(6,807)	(24)	—	—	(6,831)
Proceeds from sales and maturities of short term investments, marketable securities	659	24	—	—	683
Capital expenditures	(466)	(12,269)	(19,503)	—	(32,238)
Other	1,038	—	(43)	—	995
Investments in unconsolidated subsidiaries	(30,710)	—	—	30,710	—

Cash provided by (used in) investing activities	(36,286)	(12,269)	(19,546)	30,710	(37,391)

Cash Flows From Financing Activities
Payments on long-term debt, capital leases, and associated costs	—	(4,702)	(4,092)	—	(8,794)
Payments on gold production royalty	—	—	(19,287)	—	(19,287)
Net intercompany borrowings (repayments)	55,024	20,330	(75,354)	—	—
Other	(217)	—	—	—	(217)

Cash provided by financing activities	54,807	15,628	(98,733)	—	(28,298)

Increase (decrease) in cash & cash equivalents	45,250	446	1,818	—	47,514
Cash and cash equivalents at beginning of period	79,656	91	72,136	—	151,883

Cash and cash equivalents at end of period	$124,906	$537	$73,954	$—	$199,397

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

SIX MONTHS ENDED JUNE 30, 2013

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows From Operating Activities
Cash provided by operating activities	$18,859	$20,659	$69,621	$(32,867)	$76,272

Cash Flows From Investing Activities
Purchase of short term investments and marketable securities	(1,598)	(39)	(3,695)	—	(5,332)
Proceeds from sales and maturities of short term investments, marketable securities	2,873	38	3,433	—	6,344
Capital expenditures	(557)	(20,629)	(18,842)	—	(40,028)
Acquisition of Orko Silver Corporation	(149,568)	—	3,487	32,867	(113,214)
Other	(6)	443	772	—	1,209

Cash provided by (used in) investing activities	(148,856)	(20,187)	(14,845)	32,867	(151,021)

Cash Flows From Financing Activities
Proceeds from issuance of notes and bank borrowings	300,000	—	—	—	300,000
Payments on long-term debt, capital leases, and associated costs	(52,565)	(1,955)	(2,677)	—	(57,197)
Payments on gold production royalty	—	—	(30,929)	—	(30,929)
Share repurchases	(12,557)	—	—	—	(12,557)
Net intercompany borrowings (repayments)	(4,311)	1,806	2,505	—	—
Other	(477)	—	—	—	(477)

Cash provided by (used in) financing activities	230,090	(149)	(31,101)	—	198,840

Increase (decrease) in cash & cash equivalents	100,093	323	23,675	—	124,091
Cash and cash equivalents at beginning of period	86,788	400	38,252	—	125,440

Cash and cash equivalents at end of period	$186,881	$723	$61,927	$—	$249,531

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

SIX MONTHS ENDED JUNE 30, 2012

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows From Operating Activities
Cash provided by operating activities	$29,931	$(9,217)	$151,498	$(42,008)	$130,204

Cash Flows From Investing Activities
Purchase of short term investments and marketable securities	(7,843)	(23)	—	—	(7,866)
Proceeds from sales and maturities of short term investments, marketable securities	20,677	24	—	—	20,701
Capital expenditures	(559)	(25,787)	(37,539)	—	(63,885)
Other	1,666	—	(486)	—	1,180
Investments in unconsolidated subsidiaries	(42,008)	—	—	42,008	—

Cash used in investing activities	(28,067)	(25,786)	(38,025)	42,008	(49,870)

Cash Flows From Financing Activities
Payments on long-term debt, capital leases, and associated costs	(282)	(6,068)	(7,894)	—	(14,244)
Payments on gold production royalty	—	—	(40,660)	—	(40,660)
Net intercompany borrowings (repayments)	38,697	41,175	(79,872)	—	—
Other	(1,045)	—	—	—	(1,045)

Cash provided by financing activities	37,370	35,107	(128,426)	—	(55,949)

Increase (decrease) in cash & cash equivalents	39,234	104	(14,953)	—	24,385
Cash and cash equivalents at beginning of period	85,672	433	88,907	—	175,012

Cash and cash equivalents at end of period	$124,906	$537	$73,954	$—	$199,397

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2012

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows From Operating Activities
Cash provided by operating activities	$58,754	$37,426	$256,683	$(81,229)	$271,634

Cash Flows From Investing Activities
Capital expenditures	(1,531)	(48,788)	(65,322)	—	(115,641)
Acquisition of Joaquin mineral interests	(29,338)	—	41	—	(29,297)
Purchase of short term investments and marketable securities	(12,913)	(46)	—	—	(12,959)
Proceeds from sales and maturities of short term investments, marketable securities	21,590	45	60	—	21,695
Other	3,538	130	(581)	—	3,087
Investments in unconsolidated subsidiaries	(81,229)	—	—	81,229	—

Cash used in investing activities	(99,883)	(48,659)	(65,802)	81,229	(133,115)

Cash Flows From Financing Activities
Payments on long-term debt, capital leases, and associated costs	(4,005)	(79,839)	(13,326)	—	(97,170)
Payments on gold production royalty	—	—	(74,734)	—	(74,734)
Reductions of (additions to) restricted assets associated with the Kensington Term Facility	—	4,645	—	—	4,645
Share repurchases	(19,971)	—	—	—	(19,971)
Net intercompany borrowings (repayments)	67,082	86,394	(153,476)	—	—
Other	(861)	—	—	—	(861)

Cash provided by financing activities	42,245	11,200	(241,536)	—	(188,091)

Increase (decrease) in cash & cash equivalents	1,116	(33)	(50,655)	—	(49,572)
Cash and cash equivalents at beginning of period	85,672	433	88,907	—	175,012

Cash and cash equivalents at end of period	$86,788	$400	$38,252	$—	$125,440

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2011

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows From Operating Activities
Cash provided by operating activities	$132,318	$38,152	$397,016	$(151,313)	$416,173
Cash Flows From Investing Activities
Capital expenditures	(567)	(61,288)	(58,133)	—	(119,988)

Purchase of short term investments and marketable securities	(49,321)	(60)	(120)	—	(49,501)
Proceeds from sales and maturities of short term investments, marketable securities	6,138	48	60	—	6,246
Other	1,216	903	163	—	2,282
Investments in unconsolidated subsidiaries	(151,313)	—	—	151,313	—

Cash used in investing activities	(193,847)	(60,397)	(58,030)	151,313	(160,961)
Cash Flows From Financing Activities
Proceeds from bank borrowings	—	27,500	—	—	27,500

Payments on long-term debt, capital leases, and associated costs	(37,983)	(30,493)	(17,043)	—	(85,519)
Payments on gold production royalty	—	—	(73,191)	—	(73,191)
(Additions) reductions to funds held financing	—	(1,326)	—	—	(1,326)
Payments on gold lease facility	(13,800)	—	—	—	(13,800)
Net intercompany borrowings (repayments)	163,224	26,239	(189,463)	—	—
Other	18	—	—	—	18

Cash provided by financing activities	111,459	21,920	(279,697)	—	(146,318)

Increase (decrease) in cash & cash equivalents	49,930	(325)	59,289	—	108,894
Cash and cash equivalents at beginning of period	35,742	758	29,618	—	66,118

Cash and cash equivalents at end of period	$85,672	$433	$88,907	$—	$175,012

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2010

	Coeur Mining, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows From Operating Activities
Cash provided by operating activities	$(73,501)	$13,770	$167,062	$58,232	$165,563
Cash Flows From Investing Activities
Capital expenditures	(421)	(95,086)	(60,487)	—	(155,994)
Purchase of short term investments and marketable securities	(5,847)	(25)	—	—	(5,872)
Proceeds from sales and maturities of short term investments, marketable securities	14,232	25	9,987	—	24,244
Proceeds from (payment for) other assets	15,038	630	(9,741)	—	5,927
Investments in unconsolidated subsidiaries	58,232	—	—	(58,232)	—
Discontinued operations

Cash used in investing activities	81,234	(94,456)	(60,241)	(58,232)	(131,695)
Cash Flows From Financing Activities
Proceeds from issuance of notes and bank borrowings	100,000	58,766	17,400	—	176,166
Payments on long-term debt, capital leases, and associated costs	(68,772)	(3,765)	(34,290)	—	(106,827)
Payments on gold production royalty	—	—	(43,125)	—	(43,125)
Proceeds from gold lease facility	18,445	—	—	—	18,445
Payments on gold lease facility	(37,977)	—	—	—	(37,977)
Proceeds from sale-leaseback transactions	—	—	4,853	—	4,853
Reductions of (additions to) restricted assets associated with the Kensington Term Facility	—	(2,353)	—	—	(2,353)
Net intercompany borrowings (repayments)	12,863	28,552	(41,415)	—	—
Other	286	—	—	—	286

Cash Provided by Financing Activities	24,845	81,200	(96,577)	—	9,468

Increase (decrease) in cash & cash equivalents	32,578	514	10,244	—	43,336
Cash and cash equivalents at beginning of period	3,164	244	19,374	—	22,782

Cash and cash equivalents at end of period	$35,742	$758	$29,618	$—	$66,118